Financial Instruments (Schedule of Exposure to CPI and Foreign Currency Risks) (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Non-derivative instruments
Cash and cash equivalents	$ 286,184	$ 147,153	$ 131,123	$ 1,417,388
Short-term deposits and restricted cash	564,247	33,554
Trade receivables	47,948	39,321
Other current assets	4,119	4,004
Investments in other companies	297,148	119,718
Loans from banks and others	39,702	36,630
Trade payables	128,242	52,258
Other current liabilities	21,870	6,603
Loans from banks and others and debentures	871,834	576,653
Currency risk [Member] | Unlinked [Member]
Non-derivative instruments
Cash and cash equivalents	55,512	100,529
Short-term deposits and restricted cash	537,563	33,497
Trade receivables	47,791	39,003
Other current assets	2,909	965
Investments in other companies		73,192
Long-term deposits and restricted cash	60,954
Total financial assets	704,729	247,186
Trade payables	41,051	8,888
Other current liabilities	21,056	2,989
Loans from banks and others and debentures	131,082	147,792
Total financial liabilities	193,189	159,669
Total non-derivative financial instruments, net	511,540	87,517
Derivative instruments
Net assets	511,540	87,517
Currency risk [Member] | CPI linked [Member]
Non-derivative instruments
Cash and cash equivalents
Short-term deposits and restricted cash
Trade receivables
Other current assets
Investments in other companies
Long-term deposits and restricted cash
Total financial assets
Trade payables
Other current liabilities	4,952	6,229
Loans from banks and others and debentures	789,462	474,775
Total financial liabilities	794,414	481,004
Total non-derivative financial instruments, net	(794,414)	(481,004)
Derivative instruments	(11,014)	(4,225)
Net assets	(805,428)	(485,229)
Currency risk [Member] | Other [Member]
Non-derivative instruments
Cash and cash equivalents	251	1,633
Short-term deposits and restricted cash		55
Trade receivables	156	50
Other current assets	8	15,992
Investments in other companies	235,218
Long-term deposits and restricted cash		55,575
Total financial assets	235,633	73,305
Trade payables	13,723	10,237
Other current liabilities	244	395
Loans from banks and others and debentures		518
Total financial liabilities	13,967	11,150
Total non-derivative financial instruments, net	221,666	62,155
Derivative instruments
Net assets	$ 221,666	$ 62,155